Revenue Recognition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Abstract]
Contract assets	$ 275	$ 111
Contract liabilities	150
Allowance	$ 118	$ 128